Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Secured bank loans	$ 19,317
Lease liabilities	3,718	$ 4,571
Trade payables	12,880	10,012
Trade payables due to related parties	2,300	1,821
Other payables	3,553	2,435
Total	41,769	18,840
Total	41,769	18,840
Less than 1 year [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Secured bank loans	19,317
Lease liabilities	983	1,038
Trade payables	12,880	10,012
Trade payables due to related parties	2,300	1,821
Other payables	3,384	2,285
Total	38,865	15,157
Total	38,865	15,157
More than 5 years [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Secured bank loans
Lease liabilities		305
Trade payables
Trade payables due to related parties
Other payables	169	150
Total	169	455
Total	169	455
1-5 years [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Remaining Contractual Maturities of ADSE’s Financial Liabilities [Line Items]
Lease liabilities	2,735	3,228
Trade payables
Trade payables due to related parties
Other payables
Total	2,735	3,228
Total	$ 2,735	$ 3,228